TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica Large Cap Growth

Effective July 30, 2013, the following replaces the information in the Prospectuses under the section entitled “Management”:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	BNP Paribas Asset Management, Inc.

Portfolio Managers:

Jeffrey M. Bray, CFA, Portfolio Manager since 2013 Pamela J. Woo, Portfolio Manager since 2013

Effective July 30, 2013, the following replaces the information in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Jeffrey M. Bray, CFA	BNP Paribas Asset Management, Inc.	Portfolio Manager of the portfolio since 2013; joined BNP Paribas Asset Management, Inc. in 2006; Portfolio Manager/Senior Research Analyst

Pamela J. Woo	BNP Paribas Asset Management, Inc.	Portfolio Manager of the portfolio since 2013; joined BNP Paribas Asset Management, Inc. in 2004; Senior Portfolio Manager/Senior Research Analyst

* * *

Transamerica Multi-Manager Alternative Strategies Portfolio

Effective immediately, the following bullet is added in the Prospectus under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments”:

•	From time to time the fund may invest in asset classes that are out of favor with the market. The fund considers these asset classes to be alternative investment strategies.

* * *

Transamerica Growth

Effective August 1, 2013, the advisory fees were reduced as follows:

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.60%

* * *

Transamerica International Value Opportunities

Effective August 1, 2013, the advisory fees were reduced as follows:

First $100 million	0.90%
Over $100 million	0.85%

* * *

Transamerica Multi-Managed Balanced

Effective August 1, 2013, the advisory fees were reduced as follows:

First $500 million	0.67%
Over $500 million up to $1 billion	0.65%
Over $1 billion	0.60%

* * *

Investors Should Retain this Supplement for Future Reference

August 23, 2013